Note 7 - Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Text Block [Abstract]
Tax benefit computed at U.S. statutory rates					$ (4,824,580)	$ (3,377,374)
Increases (decreases) in taxes resulting from:
Non-deductible items					170,052	(25,000)
Stock based compensation					(5,620)	0
Change in valuation allowance					4,659,788	3,421,580
State taxes					0	(19,206)
Total	$ 737,568	$ 0	$ 737,568	$ 0	$ 0	$ 0